Investment Objectives and Goals - Stoneport Advisors Commodity Long Short ETF	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	STONEPORT ADVISORS COMMODITY LONG SHORT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stoneport Advisors Commodity Long Short ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Stoneport Advisors Dynamic Commodity Index – Total Return (the “Index”).